Quarterly Holdings Report
for
Fidelity Advisor® Mortgage Securities Fund
May 31, 2025
AMOR-NPRT3-0725
1.804866.121
Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	87,016	88,069
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	174,330	175,916
TOTAL CANADA		263,985
UNITED STATES - 6.7%
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	400,000	401,651
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	25,082	25,110
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	1,141,000	1,145,849
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	1,315,000	1,317,746
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	98,681	99,196
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	130,000	129,389
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	345,000	345,363
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (b)	1,010,000	1,012,909
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (b)	651,591	650,192
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	200,000	201,036
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	400,000	399,765
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	158,000	160,072
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	201,245
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	830,000	830,363
Carmax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	325,000	326,315
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	485,000	484,223
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (b)	120,000	119,990
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	84,693	83,811
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	400,000	401,952
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	18,114	18,142
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	106,000	107,198
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	466,148	466,841
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (b)	315,000	313,721
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	1,056,974	1,060,235
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	355,000	355,489
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	201,367	202,243
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	1,080,000	1,080,917
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	65,000	64,945
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	55,000	54,922
Ford Credit Auto Lease Trust Series 2024-B Class A3, 4.99% 12/15/2027	1,600,000	1,608,684
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	5,100,000	5,116,090
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	213,861	215,179
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	72,234	72,378
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (b)	235,000	235,313
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (b)(c)	10,808	8,407
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	559,539	562,958
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	1,300,000	1,300,811
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3, 5.02% 3/15/2027 (b)	2,200,000	2,206,142
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (b)	1,000,000	1,002,234
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	234,000	235,717
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	700,000	698,516
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	21,244	21,277
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	302,000	305,177
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	252,086	253,626
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (b)	885,000	860,786
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	143,212	143,202
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	245,000	245,303
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.8% 7/25/2054 (b)(d)(e)	594,578	590,990
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	1,800,000	1,798,742
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	600,000	601,798
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	241,000	240,764
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	153,000	154,616
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	992,978	913,263
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	73,666	73,765
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	18,005	18,019
Towd PT Mtg Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (b)	1,231,696	1,214,025
Toyota Auto Receivables Owner Trust Series 2025-B Class A3, 4.34% 11/15/2029	1,700,000	1,701,052
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	29,578	29,584
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	1,300,000	1,296,643
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	175,334	175,426
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	190,000	190,165
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	400,000	399,393
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (b)	428,279	430,826
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	415,000	416,122
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (b)	2,400,000	2,402,278
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	127,000	127,431
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	700,000	698,898
TOTAL UNITED STATES		40,626,430
TOTAL ASSET-BACKED SECURITIES (Cost $40,928,281)		40,890,415

Collateralized Mortgage Obligations - 10.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.0%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	154,562	154,494
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,616,822	1,394,772
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(c)	500,000	500,252
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	151,911	148,962
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	80,011	79,158
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(d)	102,264	99,707
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (b)	1,126,850	1,086,593
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (b)	1,497,230	1,469,566
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(d)(e)(h)	72,121	6
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3314% 5/27/2037 (b)(d)(e)	77,050	76,316
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	15,277	15,492
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	22,387	22,773
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	16,209	16,473
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	21,073	21,369
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	7,266	7,355
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	3,245	3,345
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	5,744	5,907
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.1136% 11/25/2032 (d)(f)	1,495	39
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 12/25/2033 (d)(f)	22,487	2,595
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 3/25/2033 (d)(f)	4,556	469
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	51,481	51,953
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2836% 6/25/2035 (d)(f)	39,656	2,932
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index + 17.2524%, 6.0152% 8/25/2035 (d)(e)	1,177	1,222
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	50,586	49,671
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.2036% 12/25/2036 (d)(f)	13,662	1,364
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.0036% 5/25/2037 (d)(f)	7,651	838
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index + 39.9331%, 14.0013% 6/25/2037 (d)(e)	25,290	31,235
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.9813% 7/25/2037 (d)(e)	3,805	4,218
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	23,973	22,916
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	215,972	212,304
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	87,020	86,186
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (f)	292	1
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (f)	37,815	839
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	20,701	19,169
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	26,825	24,791
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (f)	316	4
Fannie Mae Guaranteed REMIC Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.1136% 6/25/2041 (d)(f)	499	1
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (f)	2,075	7
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.6136% 1/25/2044 (d)(f)	27,940	3,030
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (f)	150,444	21,879
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	203,763	192,461
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	2,468,600	2,102,201
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (f)	92,267	13,220
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	3,313,373	2,985,162
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	682,332	621,068
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	416,486	363,295
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	186,240	152,315
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	197,919	161,866
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	228,590	192,328
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	97,691	79,042
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	160,689	139,126
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,350,277	1,160,693
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	257,574	219,475
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	262,445	238,306
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	240,259	218,281
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,107,765	1,820,684
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	189,188	162,419
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	229,057	222,333
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	222,191	187,630
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 8/25/2052 (d)(e)	757,914	734,897
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 9/25/2052 (d)(e)	1,599,879	1,551,292
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (d)(e)	551,219	540,193
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (d)(e)	1,870,872	1,814,939
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	371,879	337,783
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (d)(e)	1,379,271	1,388,491
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 11/25/2053 (d)(e)	1,487,428	1,497,999
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (d)(e)	251,307	253,002
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.852% 7/25/2054 (d)(e)	666,935	667,061
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 12/25/2054 (d)(e)	1,766,396	1,761,344
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.422% 12/25/2054 (d)(e)	979,493	978,276
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (f)	23,237	923
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 6/25/2054 (d)(e)	1,664,133	1,657,169
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.922% 8/25/2054 (d)(e)	1,371,593	1,378,374
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 9/25/2054 (d)(e)	446,631	445,250
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 2/25/2055 (d)(e)	727,348	725,809
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 9/25/2054 (d)(e)	736,737	734,473
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (d)(e)	952,409	949,545
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (d)(e)	396,237	395,163
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	456,064	430,010
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	737,310	724,661
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(f)	11,808	2,119
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(f)	7,205	1,100
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (f)	10,943	1,851
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(f)	6,420	1,133
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (f)	21,311	3,426
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	7,488	7,562
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	299,150	291,118
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	149,745	128,857
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	288,265	242,399
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	8,228	8,387
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	9,591	9,795
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	17,394	17,732
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	3,817	3,892
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	6,346	6,422
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	17,523	17,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.7532% 11/15/2031 (d)(f)	9,220	417
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	17,207	17,609
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	23,347	23,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (f)	8,508	1,266
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	341,301	345,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	29,628	30,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	113,229	112,089
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	59,690	61,105
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	71,188	70,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	30,243	30,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1532% 2/15/2036 (d)(f)	10,396	936
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	31,820	32,955
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	94,846	96,905
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2132% 11/15/2036 (d)(f)	38,161	3,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1332% 6/15/2037 (d)(f)	30,183	3,364
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	11,382	11,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	148,964	149,304
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	21,380	21,091
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	20,213	18,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (f)	13,633	899
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (f)	15	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (f)	100	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (f)	55,537	2,001
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	68,665	67,814
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	49,629	49,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4661 Class AC, 4% 4/15/2043	7,229	7,209
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4676 Class VD, 4% 8/15/2037	1,539	1,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	176,431	168,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	184,707	179,283
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	88,930	86,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	151,078	137,633
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	68,007	57,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	119,362	106,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	789,625	649,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	600,319	493,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	510,450	428,768
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	484,581	458,320
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	172,282	142,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	227,053	190,499
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	224,193	185,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	944,510	809,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	187,036	164,892
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,247,440	1,082,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	211,635	181,386
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	205,887	176,434
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	196,520	173,112
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	172,528	147,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	220,116	185,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,183,902	1,034,331
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	172,528	147,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	149,108	131,488
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	697,408	619,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	124,322	112,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	159,831	141,154
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	624,291	614,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 10/25/2053 (d)(e)	725,459	729,857
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.322% 10/25/2054 (d)(e)	712,904	708,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (d)(e)	1,290,012	1,284,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (d)(e)	379,176	375,922
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2054 (d)(e)	691,828	690,531
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (d)(e)	589,043	587,334
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	20,161	20,525
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	6,658	6,782
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	2,830	2,884
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,919	1,949
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7334% 8/20/2060 (d)(e)(g)	15,447	15,462
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 4/20/2061 (d)(e)(g)	6,554	6,577
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0834% 5/20/2061 (d)(e)(g)	1,737	1,737
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (g)	1,128	1,060
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	33,430	30,098
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.44% 8/20/2066 (d)(e)(g)	84,253	83,836
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	48,300	47,909
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0569% 5/16/2034 (d)(f)	29,336	1,903
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7569% 8/17/2034 (d)(f)	10,098	877
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2469% 6/16/2037 (d)(f)	17,455	1,709
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	305,238	295,512
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	67,342	65,133
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (f)	4,349	186
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (f)	95,197	11,641
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	124,843	122,397
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	90,987	82,919
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	374,876	329,529
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8389% 1/20/2049 (d)(e)	66,327	65,868
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9389% 10/20/2049 (d)(e)	116,390	113,864
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8889% 2/20/2049 (d)(e)	225,810	221,700
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	264,177	255,963
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	500,000	500,561
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	831,386	771,735
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	275,675	255,167
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	987,000	988,036
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	291,932	290,490
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	756,486	698,438
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	351,358	323,548
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	23,348	23,042
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	258,159	257,159
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	500,684	469,609
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (b)	1,535,679	1,470,138
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	699,992	681,036
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(d)	90,707	87,706
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	572,956	551,913
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(d)	300,000	299,630
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	248,552	229,481
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	9,908	9,873
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0792% 9/25/2043 (d)(e)	200,351	193,171
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.9199% 9/25/2033 (d)	21,729	21,471
TOTAL UNITED STATES		61,036,224
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,819,202)		61,036,224

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.8%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(d)(e)	1,310,000	1,315,487
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	207,055	197,127
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,519,217	1,479,223
BANK Series 2020-BN25 Class XB, 0.4364% 1/15/2063 (d)(f)	7,140,322	129,452
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	677,272	644,935
BANK Series 2021-BN33 Class XA, 1.0438% 5/15/2064 (d)(f)	4,926,388	208,129
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	700,000	722,719
BANK5 Series 2025-5YR14 Class XA, 0.9842% 4/15/2058 (d)(f)	5,299,185	221,115
BANK5 Series 2025-5YR14 Class XB, 0.2716% 4/15/2058 (d)(f)	13,100,000	193,285
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.75% 12/15/2062 (d)(f)	12,114,494	258,613
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4435% 9/15/2026 (b)(d)(e)	772,269	762,231
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(d)(e)	189,765	189,884
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7075% 4/15/2058 (d)(f)	2,999,772	91,192
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(d)(e)	932,099	932,682
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(d)	599,885	600,635
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,200,000	1,218,731
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7% 6/15/2035 (b)(d)(e)	168,000	168,227
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(d)(e)	595,024	595,768
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(d)(e)	1,296,000	1,286,280
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0794% 10/15/2026 (b)(d)(e)	242,408	241,499
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(d)(e)	400,000	399,750
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.803%, 5.132% 10/15/2038 (b)(d)(e)	69,983	69,939
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(d)(e)	1,198,863	1,200,361
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 3/15/2041 (b)(d)(e)	159,262	159,361
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(d)(e)	100,000	99,625
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	562,783	554,764
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.8231% 9/10/2058 (d)(f)	5,262,087	2,638
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,644,000	3,552,697
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5476% 12/10/2049 (d)(f)	6,138,996	36,773
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0317% 8/10/2056 (d)(f)	4,788,647	152,449
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	400,000	347,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	26,361	26,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	196,599	192,012
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	1,000,000	983,521
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.1862% 10/10/2048 (d)(f)	3,498,398	222
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	2,200,000	2,122,663
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	192,953
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	278,941	268,278
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(d)(e)	525,649	522,364
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	75,432	74,499
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	455,259	431,442
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(d)(f)	3,909,453	47,469
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 7/15/2038 (b)(d)(e)	340,811	340,385
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 0.9793% 10/15/2048 (d)(f)	2,466,484	1,402
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.226% 8/15/2033 (b)(d)(e)	723,006	590,703
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1728% 6/15/2054 (d)(f)	1,061,336	46,680
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(d)(e)	567,300	566,591
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.523% 11/15/2038 (b)(d)(e)	276,966	276,101
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(d)(e)	508,000	507,840
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9712% 12/15/2050 (d)(f)	5,072,206	106,314
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class A4, 3.637% 6/15/2048	959,912	957,518
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 0.9346% 11/15/2048 (d)(f)	3,081,021	1,069
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8551% 12/15/2050 (d)(f)	6,882,054	120,556
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9005% 8/15/2051 (d)(f)	3,657,728	70,550
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6435% 5/15/2031 (b)(d)(e)	468,000	464,518
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(d)(e)	637,000	639,167
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3194% 8/15/2041 (b)(d)(e)	400,000	399,024
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 8/15/2041 (b)(d)(e)	1,000,000	994,997
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(d)	340,000	338,989
TOTAL UNITED STATES		29,316,709
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,449,178)		29,316,709

U.S. Government Agency - Mortgage Securities - 130.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 130.9%
Fannie Mae 2% 3/1/2052	1,570,188	1,228,176
Fannie Mae 2.5% 1/1/2052	282,460	231,924
Fannie Mae 3.5% 12/1/2036	105,667	100,825
Fannie Mae 3.5% 5/1/2036	81,263	78,619
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (d)(e)	6,723	6,911
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (d)(e)	1,584	1,627
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (d)(e)	627	642
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (d)(e)	5,663	5,840
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.609%, 7.359% 8/1/2035 (d)(e)	15,215	15,602
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.905% 11/1/2036 (d)(e)	1,308	1,344
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.89% 5/1/2036 (d)(e)	1,008	1,037
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.752% 3/1/2040 (d)(e)	5,446	5,644
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.947% 7/1/2035 (d)(e)	1,158	1,191
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (d)(e)	7,581	7,871
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (d)(e)	11,936	12,424
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 7.12% 12/1/2040 (d)(e)	126,013	131,173
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (d)(e)	5,155	5,370
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (d)(e)	1,355	1,386
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (d)(e)	10,712	10,954
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.279%, 7.241% 10/1/2033 (d)(e)	2,009	2,051
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,061,309	936,070
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	991,871	872,036
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	131,283	108,313
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,407,786	1,780,927
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	566,683	499,812
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	537,320	473,914
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	295,133	260,306
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	127,768	105,590
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,714,186	2,218,924
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	567,667	500,680
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	129,780	107,161
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	133,643	110,167
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,944,622	1,438,346
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,090	13,309
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	136,213	112,203
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	15,301	13,476
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	62,596	55,346
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	91,521	67,637
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	615,088	454,567
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	134,939	101,031
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,585,351	1,397,282
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	2,249,412	2,049,578
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	814,791	637,825
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	65,564	51,345
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	468,413	426,215
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	40,374	34,480
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	980,964	827,709
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	936,615	744,605
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,032,566	1,610,165
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	14,805	12,628
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	733,013	618,508
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	587,282	495,463
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	581,609	457,833
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,385,485	1,888,250
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	209,663	164,257
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,076,199	979,246
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	144,176	123,290
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,220	12,952
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	993,821	778,592
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	508,796	403,060
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	102,846	100,163
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,220	13,772
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	604,999	508,993
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,063,803	833,086
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	677,260	535,033
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,592	14,088
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	1,773,744	1,491,590
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,699	13,883
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,150,610	4,012,625
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	820,931	645,710
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	366,368	289,429
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	220,870	174,417
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	215,848	169,642
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	201,773	159,715
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	172,684	135,610
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	47,936	40,930
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,006,991	795,519
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	2,292,859	1,794,869
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	35,253	30,074
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,786	15,065
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	8,383,640	7,644,091
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	260,281	237,321
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	690,144	583,768
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	469,793	399,392
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,040,336	816,334
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	623,576	491,063
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	364,662	288,309
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,863,651	1,462,376
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	238,708	187,758
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	114,430	90,363
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	33,593	26,318
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	18,539	14,524
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	396,316	361,356
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	154,375	147,727
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	1,382,402	1,283,688
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,973,927	1,641,739
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	236,556	194,825
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	301,599	246,885
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	159,043	131,880
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	151,630	145,166
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	34,190	32,762
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	124,647	113,290
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	461,752	383,468
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,087,375	1,708,698
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	424,912	352,342
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	195,574	160,950
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	99,200	95,013
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	211,120	195,186
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	441,518	385,605
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	286,500	250,359
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	105,880	92,855
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,444,315	2,000,884
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,322,637	1,920,878
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,030,768	848,283
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	799,207	657,717
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	275,892	263,895
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	2,078,407	1,989,712
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,586,544	1,305,665
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	713,591	590,157
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	338,741	316,669
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	252,666	236,202
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	113,406	105,769
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	84,922	81,337
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	332,684	295,260
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	108,825	96,273
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	489,530	404,241
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	152,760	146,242
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,208,459	2,008,932
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,288,204	1,123,060
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,346,939	1,122,791
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	34,647	33,274
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	122,213	107,830
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	96,663	85,283
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	94,009	82,249
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	37,168	32,538
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,554,345	1,286,453
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,171,382	971,324
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	846,730	693,916
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	548,290	451,907
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	1,667,637	1,378,134
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	103,078	85,184
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	3,162,025	2,621,989
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	188,459	166,534
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	99,499	87,616
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	47,176	45,286
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	168,763	138,147
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	370,730	324,531
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,898,650	4,068,142
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	37,488	30,687
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	466,290	443,760
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	557,696	479,631
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	830,262	778,648
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,083,657	942,466
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	867,775	748,339
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	113,402	97,440
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	18,286	17,644
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	56,167	54,573
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,517,072	1,314,670
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	108,360	93,260
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	747,610	642,610
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	18,398	15,923
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,053,519	1,020,816
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	597,963	579,465
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	244,518	232,704
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	69,603	66,305
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	572,085	535,448
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	4,302,560	3,743,320
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,009,159	868,529
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	524,711	451,016
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	382,999	329,448
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	125,780	108,075
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	97,298	94,838
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	613,272	591,967
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	38,350	37,295
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2036	21,856	20,634
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	44,615	40,160
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,495,870	1,298,167
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	537,439	465,401
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,103,595	947,908
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	682,045	585,828
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	649,807	558,340
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	376,984	323,802
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	95,502	92,428
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	32,738	31,629
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	17,711	16,489
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	885,243	779,310
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,041,479	1,771,665
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,069,642	929,274
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,037,993	896,913
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	167,935	144,296
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2036	12,108	11,431
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2037	463,291	437,287
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	10,839	10,388
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	2,100,041	1,822,487
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	896,542	776,368
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	144,559	125,182
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2038	22,004	20,698
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	394,255	380,890
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	226,799	218,981
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	113,423	110,379
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	5,801	5,492
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	23,593	22,193
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	603,137	540,978
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	51,562	46,423
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	729,573	642,724
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,674,700	2,313,673
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	917,525	793,679
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	581,332	501,320
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2036	24,232	22,794
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,145,323	990,371
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	238,795	231,406
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	886,554	769,105
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	17,822	16,517
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	284,981	258,387
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	55,374	50,328
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	252,096	229,201
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	226,613	202,349
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	76,955	68,932
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	53,617	49,601
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	16,568	15,343
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,789	5,345
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	78,211	71,059
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,527,017	2,284,085
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	236,768	215,486
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	15,286	14,114
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,049	12,947
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,101	11,134
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,880	5,436
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,512	3,188
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	356,584	318,404
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,592	8,859
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	39	38
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,364,850	1,260,335
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	493,081	447,066
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	90,631	82,174
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	52,447	47,667
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	11,472	10,613
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	138,083	125,715
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	71,446	65,047
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	201,814	180,458
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	78,698	72,489
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	47,103	42,810
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	105,482	97,295
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	74,863	68,973
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	18,002	16,607
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	11,459	10,580
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	29,342	26,356
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	215,667	192,710
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	14,345	13,298
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	166,649	161,259
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	53,835	52,010
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	490,372	453,786
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	208,924	201,841
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	231,384	214,372
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	12,626	11,664
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	96,583	87,660
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	75,589	68,701
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	77,024	71,323
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	34,182	31,647
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,874	14,740
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	51,665	46,956
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	152,674	138,951
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	696,158	621,620
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	334,429	319,095
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,073	11,529
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,676	4,474
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	216,810	203,994
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	27,353	25,530
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	6,966	6,656
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	14,333	13,729
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,920	11,320
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	33,773	31,541
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	125,269	119,547
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,682	11,215
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	95,345	90,823
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	51,511	47,945
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	36,614	34,173
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,610	8,194
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	147,132	138,791
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	22,930	21,402
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	277,286	264,618
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	31,038	29,594
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	14,850	14,086
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,862	10,400
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,805	6,486
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	19,351	18,061
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	41,903	40,104
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	17,299	16,566
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	127,767	121,326
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,912	20,810
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,576	20,546
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	14,282	13,524
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	187,143	177,875
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	106,135	98,920
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	132,374	125,915
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	97,128	92,401
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	46,035	43,798
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	25,449	24,169
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	18,975	18,011
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	75,968	71,340
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	51,803	48,657
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,359,438	2,180,043
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	994,388	921,890
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	43,743	40,185
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	21,741	20,809
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	11,152	10,664
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,722	1,652
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	314,667	290,644
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	304,804	281,534
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	848,134	786,033
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,542	6,138
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	28,939	27,019
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	10,511	9,817
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	44,953	41,943
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,276	5,054
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	45,054	44,463
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	9,685	9,526
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	35,329	34,257
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	86,177	85,212
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	794,987	762,897
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	93,270	91,790
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	28,195	27,721
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	7,090	6,923
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,455,646	1,378,123
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	68,247	67,102
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	140,648	138,287
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	181,732	178,571
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	63,566	62,349
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	450,727	443,513
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	123,099	121,063
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	35,579	34,883
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	380,888	374,321
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	45,519	44,222
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,961	6,675
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	8,279	8,113
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	7,829	7,691
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	466,745	446,591
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	26,952	26,496
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	952,943	933,474
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	716,224	701,591
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,330,629	2,282,285
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,006,074	988,349
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	518,288	507,699
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	45,951	46,200
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	211,251	208,965
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	25,465	25,588
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	11,185	11,251
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	557,647	560,656
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	7,192	7,228
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	19,801	19,904
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,357	1,364
Fannie Mae Mortgage pass-thru certificates 5.297% 8/1/2041 (d)	72,137	72,383
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,013,435	1,015,948
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,165,519	1,156,754
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	1,326,209	1,315,822
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	332,827	331,780
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	951,327	950,118
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	412,524	413,160
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	768,338	762,801
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	663,352	661,887
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,408,561	1,410,734
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	755,569	758,151
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	291,372	289,272
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,364,844	1,354,580
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	767,559	786,219
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	8,988,922	9,162,505
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,037,634	1,054,805
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	834,043	853,538
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	311,195	318,858
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	118,280	121,303
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	281,251	284,309
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,172,969	1,197,911
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	383,069	387,713
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,349,663	1,366,025
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,849,067	1,871,484
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	890,351	910,118
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	953,343	973,242
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	729,841	744,163
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,963,540	1,987,344
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,043,090	1,055,736
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	260,133	265,238
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,635,307	1,654,621
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	672,680	689,664
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	736,005	762,702
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	287,959	300,159
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,745	7,118
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	618,133	640,554
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	2,000	2,112
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	677	711
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	396,454	407,458
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	490,623	510,949
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	435	457
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	847	897
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	723,713	751,604
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	9,408	9,906
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	635,015	652,790
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	682	720
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,025,661	4,185,834
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	765,572	787,001
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,240	3,419
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,849	1,952
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	584,460	606,025
Fannie Mae Mortgage pass-thru certificates 6.763% 2/1/2039 (d)	21,519	22,227
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	747	752
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	585	588
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	381	383
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	524	534
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	21,115	22,025
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	96	95
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	923	928
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1,041	1,048
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	121	123
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	35	35
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,268	1,344
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	7,355	7,856
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,342	1,432
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,904	4,143
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,253	3,471
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,539	1,643
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	829	883
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	468	498
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	333	353
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	282	300
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	184	195
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,339	1,399
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	20,204	21,557
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	91	95
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	5,088	5,445
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2029	17	17
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,736	5,029
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	13,641	14,489
Freddie Mac Gold Pool 1.5% 1/1/2036	578,748	510,453
Freddie Mac Gold Pool 1.5% 1/1/2051	2,386,767	1,765,380
Freddie Mac Gold Pool 1.5% 10/1/2036	183,089	160,797
Freddie Mac Gold Pool 1.5% 11/1/2035	537,392	473,978
Freddie Mac Gold Pool 1.5% 11/1/2035	16,350	14,420
Freddie Mac Gold Pool 1.5% 11/1/2050	60,186	45,006
Freddie Mac Gold Pool 1.5% 12/1/2035	567,514	500,545
Freddie Mac Gold Pool 1.5% 12/1/2040	78,505	64,821
Freddie Mac Gold Pool 1.5% 12/1/2050	42,888	32,071
Freddie Mac Gold Pool 1.5% 12/1/2050	28,739	21,518
Freddie Mac Gold Pool 1.5% 2/1/2041	134,598	110,942
Freddie Mac Gold Pool 1.5% 2/1/2051	2,424,220	1,793,082
Freddie Mac Gold Pool 1.5% 3/1/2041	136,700	112,582
Freddie Mac Gold Pool 1.5% 3/1/2051	993,896	735,139
Freddie Mac Gold Pool 1.5% 3/1/2051	31,448	23,546
Freddie Mac Gold Pool 1.5% 4/1/2041	609,684	502,305
Freddie Mac Gold Pool 1.5% 4/1/2041	138,924	114,325
Freddie Mac Gold Pool 1.5% 4/1/2051	1,885,990	1,393,800
Freddie Mac Gold Pool 1.5% 5/1/2036	1,315,158	1,158,320
Freddie Mac Gold Pool 1.5% 6/1/2051	37,920	28,391
Freddie Mac Gold Pool 1.5% 7/1/2035	221,981	196,618
Freddie Mac Gold Pool 1.5% 8/1/2035	456,560	404,396
Freddie Mac Gold Pool 2% 1/1/2051	9,069,367	7,099,576
Freddie Mac Gold Pool 2% 10/1/2041	18,423	15,546
Freddie Mac Gold Pool 2% 11/1/2041	548,686	462,749
Freddie Mac Gold Pool 2% 11/1/2050	4,518,237	3,539,737
Freddie Mac Gold Pool 2% 11/1/2051	372,777	292,046
Freddie Mac Gold Pool 2% 12/1/2051	147,235	116,269
Freddie Mac Gold Pool 2% 12/1/2051	140,750	110,532
Freddie Mac Gold Pool 2% 12/1/2051	52,652	41,249
Freddie Mac Gold Pool 2% 2/1/2042	420,782	353,906
Freddie Mac Gold Pool 2% 3/1/2041	114,121	97,468
Freddie Mac Gold Pool 2% 3/1/2051	1,165,973	914,920
Freddie Mac Gold Pool 2% 3/1/2052	567,967	446,384
Freddie Mac Gold Pool 2% 4/1/2041	1,259,119	1,067,667
Freddie Mac Gold Pool 2% 4/1/2052	1,510,157	1,186,882
Freddie Mac Gold Pool 2% 5/1/2051	3,870,123	3,045,287
Freddie Mac Gold Pool 2% 5/1/2051	256,627	202,734
Freddie Mac Gold Pool 2% 5/1/2051	193,002	151,385
Freddie Mac Gold Pool 2% 5/1/2051	81,327	63,790
Freddie Mac Gold Pool 2% 6/1/2050	6,955,471	5,462,189
Freddie Mac Gold Pool 2% 6/1/2050	1,965,788	1,554,193
Freddie Mac Gold Pool 2% 7/1/2041	1,721,088	1,464,690
Freddie Mac Gold Pool 2% 7/1/2041	17,656	14,928
Freddie Mac Gold Pool 2% 7/1/2051	142,266	112,345
Freddie Mac Gold Pool 2% 8/1/2051	206,187	161,534
Freddie Mac Gold Pool 2% 9/1/2050	1,430,650	1,122,607
Freddie Mac Gold Pool 2% 9/1/2050	447,831	350,846
Freddie Mac Gold Pool 2.5% 1/1/2041	326,260	286,940
Freddie Mac Gold Pool 2.5% 1/1/2042	428,861	374,230
Freddie Mac Gold Pool 2.5% 10/1/2041	209,910	183,549
Freddie Mac Gold Pool 2.5% 10/1/2050	1,153,011	955,010
Freddie Mac Gold Pool 2.5% 10/1/2051	300,076	246,951
Freddie Mac Gold Pool 2.5% 11/1/2031	129,446	123,923
Freddie Mac Gold Pool 2.5% 11/1/2041	2,958,378	2,598,586
Freddie Mac Gold Pool 2.5% 11/1/2041	144,930	127,099
Freddie Mac Gold Pool 2.5% 11/1/2041	83,587	73,450
Freddie Mac Gold Pool 2.5% 11/1/2050	3,877,561	3,214,108
Freddie Mac Gold Pool 2.5% 11/1/2050	1,272,906	1,058,691
Freddie Mac Gold Pool 2.5% 11/1/2051	117,999	96,592
Freddie Mac Gold Pool 2.5% 12/1/2051	1,186,888	976,764
Freddie Mac Gold Pool 2.5% 2/1/2035	277,124	258,460
Freddie Mac Gold Pool 2.5% 2/1/2042	563,549	494,696
Freddie Mac Gold Pool 2.5% 2/1/2051	7,189,062	5,972,488
Freddie Mac Gold Pool 2.5% 2/1/2051	419,850	345,783
Freddie Mac Gold Pool 2.5% 3/1/2050	286,081	236,239
Freddie Mac Gold Pool 2.5% 3/1/2051	395,057	325,364
Freddie Mac Gold Pool 2.5% 4/1/2042	93,713	81,956
Freddie Mac Gold Pool 2.5% 4/1/2052	1,100,155	912,262
Freddie Mac Gold Pool 2.5% 4/1/2052	432,432	358,172
Freddie Mac Gold Pool 2.5% 5/1/2035	542,133	505,623
Freddie Mac Gold Pool 2.5% 5/1/2041	1,206,014	1,065,805
Freddie Mac Gold Pool 2.5% 5/1/2051	1,114,482	924,838
Freddie Mac Gold Pool 2.5% 5/1/2052	1,229,127	1,016,518
Freddie Mac Gold Pool 2.5% 6/1/2031	30,222	29,059
Freddie Mac Gold Pool 2.5% 6/1/2041	111,072	97,730
Freddie Mac Gold Pool 2.5% 7/1/2036	392,622	364,463
Freddie Mac Gold Pool 2.5% 7/1/2041	1,537,622	1,360,293
Freddie Mac Gold Pool 2.5% 7/1/2050	2,135,448	1,776,745
Freddie Mac Gold Pool 2.5% 7/1/2051	1,687,943	1,395,970
Freddie Mac Gold Pool 2.5% 8/1/2041	550,742	481,858
Freddie Mac Gold Pool 2.5% 8/1/2041	67,580	59,499
Freddie Mac Gold Pool 2.5% 9/1/2041	148,169	130,304
Freddie Mac Gold Pool 3% 1/1/2043	46,195	41,692
Freddie Mac Gold Pool 3% 1/1/2052	89,810	77,168
Freddie Mac Gold Pool 3% 10/1/2049	332,142	286,895
Freddie Mac Gold Pool 3% 10/1/2051	1,168,661	1,005,987
Freddie Mac Gold Pool 3% 11/1/2032	665,385	642,277
Freddie Mac Gold Pool 3% 11/1/2050	72,692	62,562
Freddie Mac Gold Pool 3% 11/1/2051	18,614	15,994
Freddie Mac Gold Pool 3% 12/1/2030	28,680	27,857
Freddie Mac Gold Pool 3% 12/1/2032	206,001	199,628
Freddie Mac Gold Pool 3% 12/1/2032	80,644	77,930
Freddie Mac Gold Pool 3% 12/1/2042	244,252	220,689
Freddie Mac Gold Pool 3% 12/1/2050	593,276	510,601
Freddie Mac Gold Pool 3% 12/1/2051	1,114,864	956,542
Freddie Mac Gold Pool 3% 2/1/2033	27,313	26,562
Freddie Mac Gold Pool 3% 2/1/2043	27,172	24,662
Freddie Mac Gold Pool 3% 2/1/2043	13,460	12,161
Freddie Mac Gold Pool 3% 3/1/2043	22,048	19,907
Freddie Mac Gold Pool 3% 3/1/2050	601,377	518,701
Freddie Mac Gold Pool 3% 3/1/2052	821,251	705,267
Freddie Mac Gold Pool 3% 3/1/2052	98,090	84,053
Freddie Mac Gold Pool 3% 3/1/2052	44,680	38,286
Freddie Mac Gold Pool 3% 4/1/2032	6,506	6,314
Freddie Mac Gold Pool 3% 4/1/2032	4,638	4,505
Freddie Mac Gold Pool 3% 4/1/2034	95,271	91,248
Freddie Mac Gold Pool 3% 4/1/2037	624,290	589,055
Freddie Mac Gold Pool 3% 4/1/2037	266,526	251,733
Freddie Mac Gold Pool 3% 4/1/2046	33,009	29,118
Freddie Mac Gold Pool 3% 4/1/2046	29,622	26,130
Freddie Mac Gold Pool 3% 4/1/2050	602,950	520,058
Freddie Mac Gold Pool 3% 5/1/2046	509,543	449,473
Freddie Mac Gold Pool 3% 5/1/2046	79,268	69,923
Freddie Mac Gold Pool 3% 5/1/2052	723,536	622,257
Freddie Mac Gold Pool 3% 6/1/2046	502,266	443,053
Freddie Mac Gold Pool 3% 6/1/2050	979,088	849,686
Freddie Mac Gold Pool 3% 6/1/2052	147,327	126,244
Freddie Mac Gold Pool 3% 7/1/2032	12,512	12,112
Freddie Mac Gold Pool 3% 8/1/2032	14,373	13,918
Freddie Mac Gold Pool 3% 8/1/2032	9,820	9,503
Freddie Mac Gold Pool 3% 9/1/2048	647,177	562,451
Freddie Mac Gold Pool 3% 9/1/2049	10,098	8,805
Freddie Mac Gold Pool 3% 9/1/2050	17,489	15,052
Freddie Mac Gold Pool 3% 9/1/2051	19,672	16,903
Freddie Mac Gold Pool 3.5% 1/1/2046	48,468	44,048
Freddie Mac Gold Pool 3.5% 10/1/2047	7,453	6,783
Freddie Mac Gold Pool 3.5% 11/1/2033	291,085	281,760
Freddie Mac Gold Pool 3.5% 11/1/2047	51,695	47,048
Freddie Mac Gold Pool 3.5% 12/1/2033	100,873	98,084
Freddie Mac Gold Pool 3.5% 12/1/2046	89,769	81,499
Freddie Mac Gold Pool 3.5% 12/1/2047	12,374	11,250
Freddie Mac Gold Pool 3.5% 2/1/2034	249,633	240,660
Freddie Mac Gold Pool 3.5% 2/1/2043	253,725	234,955
Freddie Mac Gold Pool 3.5% 2/1/2043	26,621	24,877
Freddie Mac Gold Pool 3.5% 2/1/2052	175,438	157,092
Freddie Mac Gold Pool 3.5% 3/1/2032	129,844	126,835
Freddie Mac Gold Pool 3.5% 3/1/2046	678,263	619,381
Freddie Mac Gold Pool 3.5% 4/1/2042	605,193	563,328
Freddie Mac Gold Pool 3.5% 4/1/2043	282,697	261,413
Freddie Mac Gold Pool 3.5% 4/1/2043	31,834	29,476
Freddie Mac Gold Pool 3.5% 4/1/2043	8,466	7,823
Freddie Mac Gold Pool 3.5% 4/1/2046	455,584	414,040
Freddie Mac Gold Pool 3.5% 4/1/2046	91,475	83,306
Freddie Mac Gold Pool 3.5% 4/1/2052 (i)(j)	10,614,486	9,547,638
Freddie Mac Gold Pool 3.5% 4/1/2052	1,105,193	980,987
Freddie Mac Gold Pool 3.5% 5/1/2034	119,071	115,457
Freddie Mac Gold Pool 3.5% 5/1/2045	891,372	815,748
Freddie Mac Gold Pool 3.5% 5/1/2045	10,710	9,744
Freddie Mac Gold Pool 3.5% 5/1/2046	1,014,060	926,026
Freddie Mac Gold Pool 3.5% 5/1/2046	527,841	480,698
Freddie Mac Gold Pool 3.5% 5/1/2046	125,567	114,117
Freddie Mac Gold Pool 3.5% 5/1/2052	137,833	122,343
Freddie Mac Gold Pool 3.5% 6/1/2032	427,718	417,534
Freddie Mac Gold Pool 3.5% 6/1/2042	31,889	29,606
Freddie Mac Gold Pool 3.5% 6/1/2045	1,073,586	976,695
Freddie Mac Gold Pool 3.5% 6/1/2045	171,629	157,751
Freddie Mac Gold Pool 3.5% 7/1/2032	413,102	403,182
Freddie Mac Gold Pool 3.5% 7/1/2032	92,037	89,847
Freddie Mac Gold Pool 3.5% 7/1/2042	362,729	335,943
Freddie Mac Gold Pool 3.5% 7/1/2047	125,274	114,014
Freddie Mac Gold Pool 3.5% 8/1/2034	199,149	193,008
Freddie Mac Gold Pool 3.5% 8/1/2047	194,502	177,019
Freddie Mac Gold Pool 3.5% 8/1/2047	22,111	20,123
Freddie Mac Gold Pool 3.5% 8/1/2047	15,371	13,990
Freddie Mac Gold Pool 3.5% 9/1/2042	459,439	424,937
Freddie Mac Gold Pool 3.5% 9/1/2042	363,338	336,263
Freddie Mac Gold Pool 3.5% 9/1/2046	118,816	107,870
Freddie Mac Gold Pool 3.5% 9/1/2046	29,094	26,477
Freddie Mac Gold Pool 3.5% 9/1/2047	6,471	5,889
Freddie Mac Gold Pool 3.5% 9/1/2047	6,038	5,495
Freddie Mac Gold Pool 4% 1/1/2036	212,856	206,418
Freddie Mac Gold Pool 4% 1/1/2042	105,638	100,601
Freddie Mac Gold Pool 4% 1/1/2044	23,922	22,643
Freddie Mac Gold Pool 4% 1/1/2044	11,815	11,158
Freddie Mac Gold Pool 4% 10/1/2041	13,662	13,029
Freddie Mac Gold Pool 4% 10/1/2042	7,701	7,320
Freddie Mac Gold Pool 4% 10/1/2043	31,210	29,551
Freddie Mac Gold Pool 4% 10/1/2043	15,757	14,882
Freddie Mac Gold Pool 4% 10/1/2043	10,553	10,012
Freddie Mac Gold Pool 4% 10/1/2048	198,342	184,486
Freddie Mac Gold Pool 4% 10/1/2052	1,008,421	935,844
Freddie Mac Gold Pool 4% 11/1/2040	479,144	457,467
Freddie Mac Gold Pool 4% 11/1/2042	153,113	145,789
Freddie Mac Gold Pool 4% 11/1/2042	66,690	63,612
Freddie Mac Gold Pool 4% 11/1/2042	26,243	24,949
Freddie Mac Gold Pool 4% 11/1/2042	22,431	21,279
Freddie Mac Gold Pool 4% 11/1/2042	10,313	9,772
Freddie Mac Gold Pool 4% 11/1/2042	1,049	1,017
Freddie Mac Gold Pool 4% 11/1/2043	163,778	155,435
Freddie Mac Gold Pool 4% 11/1/2048	39,323	36,588
Freddie Mac Gold Pool 4% 12/1/2047	518,750	484,599
Freddie Mac Gold Pool 4% 2/1/2041	198,171	189,433
Freddie Mac Gold Pool 4% 2/1/2042	28,744	27,433
Freddie Mac Gold Pool 4% 2/1/2043	17,396	16,481
Freddie Mac Gold Pool 4% 2/1/2043	7,490	7,089
Freddie Mac Gold Pool 4% 2/1/2044	15,931	15,076
Freddie Mac Gold Pool 4% 2/1/2044	8,703	8,254
Freddie Mac Gold Pool 4% 2/1/2045	159,215	150,519
Freddie Mac Gold Pool 4% 2/1/2045	1,360	1,282
Freddie Mac Gold Pool 4% 2/1/2048	239,412	223,426
Freddie Mac Gold Pool 4% 2/1/2052	13,851	12,928
Freddie Mac Gold Pool 4% 3/1/2042	35,111	33,501
Freddie Mac Gold Pool 4% 3/1/2042	34,194	32,518
Freddie Mac Gold Pool 4% 3/1/2049	564,566	525,125
Freddie Mac Gold Pool 4% 4/1/2042	518,608	493,174
Freddie Mac Gold Pool 4% 4/1/2042	27,900	26,575
Freddie Mac Gold Pool 4% 4/1/2042	11,183	10,619
Freddie Mac Gold Pool 4% 4/1/2043	12,101	11,495
Freddie Mac Gold Pool 4% 4/1/2048	22,888	21,359
Freddie Mac Gold Pool 4% 4/1/2048	20,697	19,296
Freddie Mac Gold Pool 4% 4/1/2048	11,165	10,409
Freddie Mac Gold Pool 4% 4/1/2048	5,202	4,850
Freddie Mac Gold Pool 4% 4/1/2048	4,461	4,159
Freddie Mac Gold Pool 4% 5/1/2042	34,311	32,746
Freddie Mac Gold Pool 4% 5/1/2043	13,724	12,994
Freddie Mac Gold Pool 4% 5/1/2043	5,713	5,402
Freddie Mac Gold Pool 4% 5/1/2043	1,878	1,779
Freddie Mac Gold Pool 4% 5/1/2045	59,877	57,099
Freddie Mac Gold Pool 4% 5/1/2048	354,889	330,762
Freddie Mac Gold Pool 4% 6/1/2043	16,023	15,284
Freddie Mac Gold Pool 4% 6/1/2045	35,082	33,035
Freddie Mac Gold Pool 4% 6/1/2047	152,160	142,808
Freddie Mac Gold Pool 4% 6/1/2047	92,837	86,670
Freddie Mac Gold Pool 4% 6/1/2048	371,574	345,964
Freddie Mac Gold Pool 4% 7/1/2042	297,797	282,746
Freddie Mac Gold Pool 4% 7/1/2043	28,862	27,324
Freddie Mac Gold Pool 4% 7/1/2043	28,235	26,809
Freddie Mac Gold Pool 4% 7/1/2043	12,665	11,973
Freddie Mac Gold Pool 4% 7/1/2043	10,351	9,788
Freddie Mac Gold Pool 4% 7/1/2043	8,980	8,488
Freddie Mac Gold Pool 4% 7/1/2045	111,969	105,438
Freddie Mac Gold Pool 4% 7/1/2048	121,235	113,860
Freddie Mac Gold Pool 4% 8/1/2041	3,041	2,897
Freddie Mac Gold Pool 4% 8/1/2044	4,263	4,051
Freddie Mac Gold Pool 4% 8/1/2044	4,175	3,944
Freddie Mac Gold Pool 4% 8/1/2048	167,433	155,893
Freddie Mac Gold Pool 4% 9/1/2041	28,164	26,866
Freddie Mac Gold Pool 4% 9/1/2042	1,463,114	1,391,739
Freddie Mac Gold Pool 4% 9/1/2042	16,603	15,872
Freddie Mac Gold Pool 4% 9/1/2043	20,548	19,491
Freddie Mac Gold Pool 4% 9/1/2043	16,106	15,223
Freddie Mac Gold Pool 4% 9/1/2043	7,550	7,130
Freddie Mac Gold Pool 4% 9/1/2043	3,305	3,146
Freddie Mac Gold Pool 4% 9/1/2043	2,867	2,716
Freddie Mac Gold Pool 4% 9/1/2048	219,805	204,656
Freddie Mac Gold Pool 4% 9/1/2048	40,630	37,829
Freddie Mac Gold Pool 4% 9/1/2051	14,803	13,826
Freddie Mac Gold Pool 4.5% 1/1/2041	137,054	134,942
Freddie Mac Gold Pool 4.5% 10/1/2035	5,797	5,735
Freddie Mac Gold Pool 4.5% 10/1/2039	570,265	562,033
Freddie Mac Gold Pool 4.5% 10/1/2039	141,696	139,574
Freddie Mac Gold Pool 4.5% 10/1/2039	9,768	9,619
Freddie Mac Gold Pool 4.5% 10/1/2040	15,849	15,576
Freddie Mac Gold Pool 4.5% 10/1/2041	70,043	68,812
Freddie Mac Gold Pool 4.5% 10/1/2047	9,368	8,993
Freddie Mac Gold Pool 4.5% 11/1/2039	6,877	6,779
Freddie Mac Gold Pool 4.5% 11/1/2040	69,975	68,886
Freddie Mac Gold Pool 4.5% 11/1/2047	20,191	19,313
Freddie Mac Gold Pool 4.5% 12/1/2039	5,744	5,654
Freddie Mac Gold Pool 4.5% 12/1/2040	11,783	11,580
Freddie Mac Gold Pool 4.5% 12/1/2048	614,262	589,467
Freddie Mac Gold Pool 4.5% 2/1/2041	21,937	21,608
Freddie Mac Gold Pool 4.5% 2/1/2041	19,303	19,002
Freddie Mac Gold Pool 4.5% 2/1/2041	18,606	18,278
Freddie Mac Gold Pool 4.5% 2/1/2041	15,123	14,852
Freddie Mac Gold Pool 4.5% 2/1/2041	9,394	9,230
Freddie Mac Gold Pool 4.5% 2/1/2047	13,904	13,368
Freddie Mac Gold Pool 4.5% 3/1/2041	46,909	46,179
Freddie Mac Gold Pool 4.5% 3/1/2041	22,007	21,650
Freddie Mac Gold Pool 4.5% 3/1/2041	10,043	9,884
Freddie Mac Gold Pool 4.5% 3/1/2044	1,875	1,824
Freddie Mac Gold Pool 4.5% 3/1/2047	10,932	10,511
Freddie Mac Gold Pool 4.5% 4/1/2041	16,910	16,603
Freddie Mac Gold Pool 4.5% 4/1/2041	15,745	15,494
Freddie Mac Gold Pool 4.5% 5/1/2039	82,090	80,942
Freddie Mac Gold Pool 4.5% 5/1/2039	37,282	36,775
Freddie Mac Gold Pool 4.5% 5/1/2039	6,966	6,865
Freddie Mac Gold Pool 4.5% 5/1/2041	21,734	21,341
Freddie Mac Gold Pool 4.5% 5/1/2041	20,036	19,689
Freddie Mac Gold Pool 4.5% 6/1/2041	32,900	32,417
Freddie Mac Gold Pool 4.5% 6/1/2041	14,202	13,996
Freddie Mac Gold Pool 4.5% 6/1/2041	3,274	3,232
Freddie Mac Gold Pool 4.5% 7/1/2025	224	222
Freddie Mac Gold Pool 4.5% 7/1/2047	9,824	9,434
Freddie Mac Gold Pool 4.5% 8/1/2040	76,181	75,019
Freddie Mac Gold Pool 4.5% 8/1/2041	3,063	3,016
Freddie Mac Gold Pool 4.5% 8/1/2041	2,543	2,503
Freddie Mac Gold Pool 4.5% 9/1/2039	26,217	25,843
Freddie Mac Gold Pool 4.5% 9/1/2039	1,888	1,862
Freddie Mac Gold Pool 4.5% 9/1/2041	5,125	5,045
Freddie Mac Gold Pool 5% 1/1/2035	12,985	13,073
Freddie Mac Gold Pool 5% 1/1/2053	762,637	745,149
Freddie Mac Gold Pool 5% 10/1/2052	614,182	601,634
Freddie Mac Gold Pool 5% 11/1/2033	117,609	118,386
Freddie Mac Gold Pool 5% 11/1/2052	1,403,171	1,374,066
Freddie Mac Gold Pool 5% 11/1/2052	613,312	602,507
Freddie Mac Gold Pool 5% 12/1/2034	47,583	47,913
Freddie Mac Gold Pool 5% 12/1/2052	1,430,719	1,401,042
Freddie Mac Gold Pool 5% 12/1/2052	224,681	220,021
Freddie Mac Gold Pool 5% 12/1/2052	165,385	161,955
Freddie Mac Gold Pool 5% 7/1/2033	6,966	6,958
Freddie Mac Gold Pool 5% 7/1/2041	8,344	8,382
Freddie Mac Gold Pool 5% 8/1/2036	70,245	70,754
Freddie Mac Gold Pool 5.5% 1/1/2055	1,498,594	1,503,715
Freddie Mac Gold Pool 5.5% 10/1/2053	187,102	185,636
Freddie Mac Gold Pool 5.5% 2/1/2054	80,595	80,090
Freddie Mac Gold Pool 5.5% 3/1/2053 (k)	3,136,570	3,145,328
Freddie Mac Gold Pool 5.5% 3/1/2055	2,699,660	2,674,297
Freddie Mac Gold Pool 5.5% 5/1/2053	861,663	860,299
Freddie Mac Gold Pool 5.5% 5/1/2055	2,299,999	2,279,109
Freddie Mac Gold Pool 6% 10/1/2034	12,779	13,160
Freddie Mac Gold Pool 6% 10/1/2054	804,167	823,717
Freddie Mac Gold Pool 6% 11/1/2028	761	774
Freddie Mac Gold Pool 6% 11/1/2053	171,749	175,012
Freddie Mac Gold Pool 6% 2/1/2029	603	615
Freddie Mac Gold Pool 6% 4/1/2032	15,992	16,529
Freddie Mac Gold Pool 6% 4/1/2054	2,156,355	2,206,756
Freddie Mac Gold Pool 6% 5/1/2033	12,165	12,529
Freddie Mac Gold Pool 6% 5/1/2054	1,171,607	1,200,090
Freddie Mac Gold Pool 6% 6/1/2029	1,053	1,072
Freddie Mac Gold Pool 6% 6/1/2029	234	239
Freddie Mac Gold Pool 6% 7/1/2029	2,703	2,763
Freddie Mac Gold Pool 6% 7/1/2029	97	98
Freddie Mac Gold Pool 6% 7/1/2029	34	34
Freddie Mac Gold Pool 6% 7/1/2039	3,003,904	3,077,355
Freddie Mac Gold Pool 6% 9/1/2033	21,891	22,686
Freddie Mac Gold Pool 6% 9/1/2036	51,829	54,311
Freddie Mac Gold Pool 6% 9/1/2054	748,405	767,301
Freddie Mac Gold Pool 6% 9/1/2054	187,733	191,417
Freddie Mac Gold Pool 6.5% 1/1/2032	21,059	21,918
Freddie Mac Gold Pool 6.5% 1/1/2054	1,337,254	1,385,759
Freddie Mac Gold Pool 6.5% 1/1/2054 (k)	972,656	1,008,545
Freddie Mac Gold Pool 6.5% 10/1/2032	13,525	14,106
Freddie Mac Gold Pool 6.5% 10/1/2053	320,185	331,799
Freddie Mac Gold Pool 6.5% 10/1/2053	314,894	326,512
Freddie Mac Gold Pool 6.5% 2/1/2037	1,709	1,799
Freddie Mac Gold Pool 6.5% 2/1/2054	5,746,299	5,954,732
Freddie Mac Gold Pool 6.5% 3/1/2032	2,174	2,264
Freddie Mac Gold Pool 6.5% 3/1/2032	1,191	1,243
Freddie Mac Gold Pool 6.5% 3/1/2037	1,284	1,362
Freddie Mac Gold Pool 6.5% 4/1/2032	1,074	1,119
Freddie Mac Gold Pool 6.5% 4/1/2032	967	1,006
Freddie Mac Gold Pool 6.5% 5/1/2031	2,459	2,556
Freddie Mac Gold Pool 6.5% 5/1/2033	28,733	29,677
Freddie Mac Gold Pool 6.5% 6/1/2054	1,445,624	1,502,578
Freddie Mac Gold Pool 6.5% 6/1/2054	270,874	282,159
Freddie Mac Gold Pool 6.5% 9/1/2039	21,191	22,494
Freddie Mac Gold Pool 6.5% 9/1/2053	86,004	89,124
Freddie Mac Gold Pool 6.5% 9/1/2053	84,053	87,344
Freddie Mac Gold Pool 6.5% 9/1/2054	3,913,841	4,083,019
Freddie Mac Gold Pool 6.5% 9/1/2054	321,041	334,617
Freddie Mac Gold Pool 7% 1/1/2036	3,533	3,718
Freddie Mac Gold Pool 7% 11/1/2026	351	355
Freddie Mac Gold Pool 7% 11/1/2034	6,524	6,899
Freddie Mac Gold Pool 7% 11/1/2034	5,756	6,057
Freddie Mac Gold Pool 7% 12/1/2026	1,057	1,067
Freddie Mac Gold Pool 7% 2/1/2027	117	116
Freddie Mac Gold Pool 7% 3/1/2026	426	427
Freddie Mac Gold Pool 7% 7/1/2026	188	188
Freddie Mac Gold Pool 7% 7/1/2029	9,602	10,016
Freddie Mac Gold Pool 7% 8/1/2026	1,553	1,562
Freddie Mac Gold Pool 7% 8/1/2034	4,834	5,159
Freddie Mac Gold Pool 7% 9/1/2026	1,837	1,850
Freddie Mac Gold Pool 7% 9/1/2035	14,847	15,658
Freddie Mac Gold Pool 7.5% 1/1/2027	24	23
Freddie Mac Gold Pool 7.5% 11/1/2029	993	1,037
Freddie Mac Gold Pool 7.5% 11/1/2029	195	201
Freddie Mac Gold Pool 7.5% 2/1/2032	76,749	81,549
Freddie Mac Gold Pool 7.5% 6/1/2027	280	286
Freddie Mac Gold Pool 7.5% 7/1/2034	32,696	34,100
Freddie Mac Gold Pool 7.5% 9/1/2030	210	220
Freddie Mac Gold Pool 7.5% 9/1/2031	1,671	1,767
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	699,243	693,766
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	881,298	917,809
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	820,499	855,774
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	258,666	271,261
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (d)(e)	18,950	19,431
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (d)(e)	57,099	59,157
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.3% 9/1/2041 (d)(e)	14,454	14,973
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.927%, 7.283% 10/1/2042 (d)(e)	7,497	7,771
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 7.711% 6/1/2033 (d)(e)	13,887	14,211
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (d)(e)	6,717	6,933
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (d)(e)	14,850	15,470
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 7.231% 5/1/2034 (d)(e)	315	320
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,577,936	1,579,876
Freddie Mac Non Gold Pool 5.5% 7/1/2053	1,084,167	1,083,129
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,217,970	1,219,088
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (d)(e)	50,772	52,180
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.281%, 7.906% 10/1/2035 (d)(e)	134	140
Freddie Mac Non Gold Pool 6% 1/1/2054	44,226	44,707
Freddie Mac Non Gold Pool 6% 11/1/2054	684,455	698,955
Freddie Mac Non Gold Pool 6% 6/1/2053	571,382	583,309
Freddie Mac Non Gold Pool 6% 6/1/2053	530,644	540,892
Freddie Mac Non Gold Pool 6% 6/1/2053	488,585	498,173
Freddie Mac Non Gold Pool 6% 7/1/2053	477,206	487,166
Freddie Mac Non Gold Pool 6% 7/1/2053	422,598	430,891
Freddie Mac Non Gold Pool 6% 9/1/2053	442,383	451,064
Freddie Mac Non Gold Pool 6.5% 1/1/2055	511,566	531,001
Freddie Mac Non Gold Pool 6.5% 1/1/2055	463,167	483,948
Freddie Mac Non Gold Pool 6.5% 11/1/2054	212,748	222,160
Freddie Mac Non Gold Pool 6.5% 2/1/2055	531,803	555,995
Ginnie Mae I Pool 2.5% 1/20/2052	507,366	421,601
Ginnie Mae I Pool 2.5% 12/20/2051	781,836	649,675
Ginnie Mae I Pool 2.5% 12/20/2051	513,620	426,798
Ginnie Mae I Pool 2.5% 12/20/2051	409,398	340,194
Ginnie Mae I Pool 2.5% 8/20/2051	4,406,978	3,662,025
Ginnie Mae I Pool 2.5% 8/20/2051	1,153,483	958,499
Ginnie Mae I Pool 2.5% 8/20/2051	432,928	359,746
Ginnie Mae I Pool 2.5% 9/20/2051	1,742,250	1,447,741
Ginnie Mae I Pool 2.5% 9/20/2051	1,136,277	944,201
Ginnie Mae I Pool 3% 12/20/2042	163,674	148,456
Ginnie Mae I Pool 3% 3/20/2043	108,657	98,568
Ginnie Mae I Pool 3% 3/20/2043	44,902	40,767
Ginnie Mae I Pool 3% 4/15/2045	23,164	20,497
Ginnie Mae I Pool 3% 5/15/2043	25,973	23,281
Ginnie Mae I Pool 3% 6/15/2042	41,332	37,224
Ginnie Mae I Pool 3% 6/15/2043	65,449	59,285
Ginnie Mae I Pool 3% 6/15/2043	36,213	32,628
Ginnie Mae I Pool 3% 6/20/2042	197,516	179,056
Ginnie Mae I Pool 3% 7/15/2043	9,900	8,878
Ginnie Mae I Pool 3.5% 2/15/2043	214,108	198,099
Ginnie Mae I Pool 3.5% 3/15/2042	10,333	9,577
Ginnie Mae I Pool 3.5% 3/15/2043	146,403	135,771
Ginnie Mae I Pool 3.5% 5/20/2046	23,906	21,530
Ginnie Mae I Pool 3.5% 5/20/2046	13,492	12,151
Ginnie Mae I Pool 3.5% 5/20/2046	12,753	11,486
Ginnie Mae I Pool 3.5% 5/20/2046	11,952	10,764
Ginnie Mae I Pool 3.5% 5/20/2046	11,705	10,542
Ginnie Mae I Pool 3.5% 5/20/2046	8,402	7,559
Ginnie Mae I Pool 3.5% 6/20/2046	46,878	42,219
Ginnie Mae I Pool 3.5% 6/20/2046	18,764	16,899
Ginnie Mae I Pool 3.5% 6/20/2046	15,852	14,277
Ginnie Mae I Pool 3.5% 6/20/2046	15,089	13,590
Ginnie Mae I Pool 3.5% 6/20/2046	11,547	10,399
Ginnie Mae I Pool 3.5% 6/20/2046	8,101	7,296
Ginnie Mae I Pool 3.5% 6/20/2046	5,475	4,933
Ginnie Mae I Pool 3.5% 7/15/2043	17,178	15,930
Ginnie Mae I Pool 3.5% 7/20/2043	43,355	40,040
Ginnie Mae I Pool 3.5% 7/20/2046	813,551	732,948
Ginnie Mae I Pool 4% 1/15/2042	5,224	5,010
Ginnie Mae I Pool 4% 1/15/2043	17,816	17,016
Ginnie Mae I Pool 4% 10/15/2040	85,956	82,509
Ginnie Mae I Pool 4% 10/15/2040	32,910	31,611
Ginnie Mae I Pool 4% 10/15/2040	7,725	7,418
Ginnie Mae I Pool 4% 10/15/2040	3,403	3,270
Ginnie Mae I Pool 4% 10/15/2041	141,912	135,819
Ginnie Mae I Pool 4% 10/15/2041	38,217	36,648
Ginnie Mae I Pool 4% 10/15/2041	20,965	20,061
Ginnie Mae I Pool 4% 10/15/2041	14,181	13,554
Ginnie Mae I Pool 4% 10/15/2041	2,332	2,238
Ginnie Mae I Pool 4% 11/15/2041	101,212	96,981
Ginnie Mae I Pool 4% 11/15/2042	5,889	5,626
Ginnie Mae I Pool 4% 12/15/2040	9,254	8,893
Ginnie Mae I Pool 4% 12/15/2040	3,696	3,548
Ginnie Mae I Pool 4% 12/15/2041	46,125	44,232
Ginnie Mae I Pool 4% 12/15/2041	31,434	30,078
Ginnie Mae I Pool 4% 12/15/2041	1,641	1,571
Ginnie Mae I Pool 4% 12/15/2042	6,701	6,411
Ginnie Mae I Pool 4% 2/15/2041	13,532	12,992
Ginnie Mae I Pool 4% 2/15/2042	75,622	72,404
Ginnie Mae I Pool 4% 2/15/2042	16,009	15,328
Ginnie Mae I Pool 4% 3/15/2040	13,774	13,214
Ginnie Mae I Pool 4% 3/15/2041	58,915	56,972
Ginnie Mae I Pool 4% 3/15/2041	14,408	13,784
Ginnie Mae I Pool 4% 3/15/2041	6,062	5,820
Ginnie Mae I Pool 4% 3/15/2042	53,239	50,943
Ginnie Mae I Pool 4% 3/15/2042	14,470	13,849
Ginnie Mae I Pool 4% 3/15/2042	7,697	7,354
Ginnie Mae I Pool 4% 4/15/2042	11,029	10,546
Ginnie Mae I Pool 4% 4/15/2043	4,033	3,871
Ginnie Mae I Pool 4% 5/15/2041	67,806	65,595
Ginnie Mae I Pool 4% 5/15/2042	3,425	3,325
Ginnie Mae I Pool 4% 5/20/2049	185,966	171,463
Ginnie Mae I Pool 4% 6/15/2041	90,341	86,582
Ginnie Mae I Pool 4% 6/15/2041	9,568	9,170
Ginnie Mae I Pool 4% 6/15/2041	6,835	6,589
Ginnie Mae I Pool 4% 6/15/2041	6,598	6,311
Ginnie Mae I Pool 4% 6/15/2042	2,377	2,270
Ginnie Mae I Pool 4% 7/15/2041	6,435	6,185
Ginnie Mae I Pool 4% 7/15/2041	3,670	3,509
Ginnie Mae I Pool 4% 8/15/2041	8,559	8,220
Ginnie Mae I Pool 4% 8/15/2043	5,267	5,012
Ginnie Mae I Pool 4% 8/15/2043	3,749	3,581
Ginnie Mae I Pool 4% 9/15/2040	3,564	3,424
Ginnie Mae I Pool 4% 9/15/2041	46,645	44,687
Ginnie Mae I Pool 4% 9/15/2041	4,581	4,378
Ginnie Mae I Pool 4.5% 2/15/2040	21,616	21,264
Ginnie Mae I Pool 4.5% 2/15/2040	1,418	1,394
Ginnie Mae I Pool 4.5% 3/15/2040	182,553	179,467
Ginnie Mae I Pool 4.5% 3/15/2040	31,926	31,383
Ginnie Mae I Pool 4.5% 3/15/2040	21,783	21,398
Ginnie Mae I Pool 4.5% 3/15/2041	53,466	52,455
Ginnie Mae I Pool 4.5% 4/20/2053	1,976,037	1,873,318
Ginnie Mae I Pool 4.5% 5/15/2039	2,126	2,091
Ginnie Mae I Pool 4.5% 5/15/2040	65,865	64,741
Ginnie Mae I Pool 4.5% 5/20/2041	1,913	1,881
Ginnie Mae I Pool 4.5% 6/15/2040	110,202	108,305
Ginnie Mae I Pool 4.5% 6/15/2040	85,345	83,684
Ginnie Mae I Pool 4.5% 6/15/2040	84,234	82,797
Ginnie Mae I Pool 4.5% 6/15/2040	83,910	82,484
Ginnie Mae I Pool 4.5% 6/15/2040	59,405	58,369
Ginnie Mae I Pool 4.5% 6/15/2040	28,275	27,799
Ginnie Mae I Pool 4.5% 6/15/2040	17,905	17,593
Ginnie Mae I Pool 4.5% 6/15/2041	293,969	288,496
Ginnie Mae I Pool 4.5% 7/15/2040	86,628	85,143
Ginnie Mae I Pool 4.5% 7/15/2040	86,384	84,917
Ginnie Mae I Pool 4.5% 7/15/2040	57,401	56,422
Ginnie Mae I Pool 4.5% 7/15/2040	43,055	42,330
Ginnie Mae I Pool 4.5% 7/15/2040	33,425	32,850
Ginnie Mae I Pool 4.5% 7/15/2040	24,234	23,814
Ginnie Mae I Pool 4.5% 7/15/2040	4,472	4,389
Ginnie Mae I Pool 4.5% 8/15/2033	280	277
Ginnie Mae I Pool 4.5% 8/15/2039	124,146	122,033
Ginnie Mae I Pool 4.5% 8/15/2039	79,969	78,660
Ginnie Mae I Pool 4.5% 8/15/2040	34,788	34,186
Ginnie Mae I Pool 4.5% 8/15/2040	8,124	8,003
Ginnie Mae I Pool 5% 11/15/2039	33,400	33,560
Ginnie Mae I Pool 5% 11/15/2039	22,547	22,651
Ginnie Mae I Pool 5% 4/15/2040	74,742	75,090
Ginnie Mae I Pool 5% 4/15/2040	27,943	28,072
Ginnie Mae I Pool 5% 4/20/2048	112,338	111,875
Ginnie Mae I Pool 5% 5/15/2039	20,589	20,687
Ginnie Mae I Pool 5% 6/15/2040	232,542	233,620
Ginnie Mae I Pool 5% 6/15/2040	12,449	12,506
Ginnie Mae I Pool 5% 6/15/2041	9,350	9,395
Ginnie Mae I Pool 5% 7/15/2039	28,792	28,928
Ginnie Mae I Pool 5% 7/15/2040	16,842	16,919
Ginnie Mae I Pool 5% 7/15/2040	2,263	2,273
Ginnie Mae I Pool 5% 8/15/2039	1,637	1,645
Ginnie Mae I Pool 5% 9/15/2039	18,587	18,675
Ginnie Mae I Pool 5.5% 12/15/2038	1,075	1,095
Ginnie Mae I Pool 5.5% 3/20/2054	1,052,009	1,051,703
Ginnie Mae I Pool 5.5% 9/15/2039	51,283	52,315
Ginnie Mae I Pool 5.5% 9/20/2054	744,606	740,026
Ginnie Mae I Pool 6.5% 10/15/2034	20,012	20,673
Ginnie Mae I Pool 6.5% 7/15/2036	335	348
Ginnie Mae I Pool 7% 1/15/2026	18	17
Ginnie Mae I Pool 7% 1/15/2028	369	373
Ginnie Mae I Pool 7% 1/15/2028	23	23
Ginnie Mae I Pool 7% 1/15/2029	46	46
Ginnie Mae I Pool 7% 10/15/2028	235	238
Ginnie Mae I Pool 7% 12/15/2027	117	118
Ginnie Mae I Pool 7% 12/15/2031	1,102	1,134
Ginnie Mae I Pool 7% 2/15/2028	111	113
Ginnie Mae I Pool 7% 3/15/2028	90	90
Ginnie Mae I Pool 7% 4/20/2032	22,706	23,532
Ginnie Mae I Pool 7% 5/15/2028	73	74
Ginnie Mae I Pool 7% 5/15/2029	1,194	1,216
Ginnie Mae I Pool 7% 7/15/2028	578	585
Ginnie Mae I Pool 7% 7/15/2028	246	250
Ginnie Mae I Pool 7% 7/15/2029	93	95
Ginnie Mae I Pool 7% 7/15/2029	16	16
Ginnie Mae I Pool 7% 8/15/2028	194	196
Ginnie Mae I Pool 7% 8/15/2029	122	124
Ginnie Mae I Pool 7% 9/15/2028	5,159	5,236
Ginnie Mae I Pool 7% 9/15/2028	1,145	1,153
Ginnie Mae I Pool 7% 9/15/2028	63	64
Ginnie Mae I Pool 7% 9/15/2028	14	13
Ginnie Mae I Pool 7.5% 10/15/2028	541	554
Ginnie Mae I Pool 7.5% 11/15/2027	68	69
Ginnie Mae I Pool 7.5% 11/15/2029	719	744
Ginnie Mae I Pool 7.5% 12/15/2026	12	11
Ginnie Mae I Pool 7.5% 12/15/2028	552	559
Ginnie Mae I Pool 7.5% 12/15/2029	374	387
Ginnie Mae I Pool 7.5% 3/15/2028	308	312
Ginnie Mae I Pool 7.5% 4/15/2028	286	292
Ginnie Mae I Pool 7.5% 4/15/2028	151	151
Ginnie Mae I Pool 7.5% 5/15/2029	1,025	1,049
Ginnie Mae I Pool 7.5% 6/15/2028	517	522
Ginnie Mae I Pool 7.5% 7/15/2029	4,813	4,970
Ginnie Mae I Pool 7.5% 9/15/2027	25	26
Ginnie Mae I Pool 7.5% 9/15/2028	321	328
Ginnie Mae I Pool 8% 10/15/2025	35	35
Ginnie Mae I Pool 8% 8/15/2025	96	96
Ginnie Mae I Pool 8% 8/15/2025	2	1
Ginnie Mae I Pool 8.5% 10/15/2028	864	878
Ginnie Mae I Pool 8.5% 11/15/2027	571	579
Ginnie Mae II Pool 2% 1/20/2051	9,655,004	7,760,448
Ginnie Mae II Pool 2% 10/20/2050	5,073,458	4,077,917
Ginnie Mae II Pool 2% 11/20/2050	2,928,694	2,354,011
Ginnie Mae II Pool 2% 12/20/2050	4,207,126	3,381,581
Ginnie Mae II Pool 2% 2/20/2051	552,111	443,773
Ginnie Mae II Pool 2% 2/20/2052	16,715,287	13,435,326
Ginnie Mae II Pool 2% 3/20/2052	1,638,422	1,317,434
Ginnie Mae II Pool 2% 4/20/2051	225,858	181,539
Ginnie Mae II Pool 2% 6/1/2055 (l)	12,450,000	10,002,661
Ginnie Mae II Pool 2% 7/1/2055 (l)	4,150,000	3,333,734
Ginnie Mae II Pool 2% 8/20/2051	325,176	261,368
Ginnie Mae II Pool 2% 9/20/2050	1,537,728	1,236,948
Ginnie Mae II Pool 2.5% 12/20/2051	94,632	79,345
Ginnie Mae II Pool 2.5% 6/1/2055 (l)	21,850,000	18,311,046
Ginnie Mae II Pool 2.5% 6/20/2054	469,875	393,788
Ginnie Mae II Pool 2.5% 7/1/2055 (l)	13,925,000	11,665,272
Ginnie Mae II Pool 3% 3/20/2050	532,689	465,342
Ginnie Mae II Pool 3% 6/1/2055 (l)	21,050,000	18,345,002
Ginnie Mae II Pool 3.5% 1/20/2044	11,640	10,678
Ginnie Mae II Pool 3.5% 10/20/2041	4,913	4,551
Ginnie Mae II Pool 3.5% 10/20/2043	4,019	3,692
Ginnie Mae II Pool 3.5% 11/20/2041	186,848	173,120
Ginnie Mae II Pool 3.5% 11/20/2043	4,404	4,045
Ginnie Mae II Pool 3.5% 12/20/2040	2,274	2,114
Ginnie Mae II Pool 3.5% 2/20/2043	153,571	141,698
Ginnie Mae II Pool 3.5% 2/20/2044	2,374	2,177
Ginnie Mae II Pool 3.5% 3/20/2043	116,971	107,898
Ginnie Mae II Pool 3.5% 3/20/2044	2,408	2,209
Ginnie Mae II Pool 3.5% 4/20/2043	187,395	172,812
Ginnie Mae II Pool 3.5% 4/20/2044	2,213	2,029
Ginnie Mae II Pool 3.5% 4/20/2046	12,471	11,243
Ginnie Mae II Pool 3.5% 5/20/2043	31,139	28,586
Ginnie Mae II Pool 3.5% 5/20/2046	23,512	21,175
Ginnie Mae II Pool 3.5% 5/20/2046	6,008	5,411
Ginnie Mae II Pool 3.5% 6/1/2055 (l)	11,425,000	10,169,286
Ginnie Mae II Pool 3.5% 7/1/2055 (l)	8,825,000	7,851,948
Ginnie Mae II Pool 3.5% 7/20/2043	5,405	4,982
Ginnie Mae II Pool 3.5% 8/20/2043	10,852	9,995
Ginnie Mae II Pool 3.5% 9/20/2040	5,147	4,779
Ginnie Mae II Pool 3.5% 9/20/2043	29,956	27,522
Ginnie Mae II Pool 4% 1/20/2041	773,916	741,848
Ginnie Mae II Pool 4% 1/20/2046	19,898	18,613
Ginnie Mae II Pool 4% 10/20/2040	313,394	300,486
Ginnie Mae II Pool 4% 10/20/2041	366,399	350,513
Ginnie Mae II Pool 4% 10/20/2045	3,992	3,740
Ginnie Mae II Pool 4% 11/20/2040	176,188	168,909
Ginnie Mae II Pool 4% 11/20/2044	425,858	404,021
Ginnie Mae II Pool 4% 12/20/2040	2,406	2,307
Ginnie Mae II Pool 4% 12/20/2044	11,547	10,955
Ginnie Mae II Pool 4% 12/20/2045	25,574	23,923
Ginnie Mae II Pool 4% 12/20/2054	1,089,005	998,117
Ginnie Mae II Pool 4% 2/20/2041	52,335	50,157
Ginnie Mae II Pool 4% 3/20/2041	41,468	39,741
Ginnie Mae II Pool 4% 6/1/2055 (l)	2,300,000	2,107,919
Ginnie Mae II Pool 4% 6/20/2045	1,122,518	1,063,626
Ginnie Mae II Pool 4% 7/20/2033	6,252	6,102
Ginnie Mae II Pool 4% 7/20/2044	62,521	59,367
Ginnie Mae II Pool 4% 8/20/2041	7,723	7,390
Ginnie Mae II Pool 4% 8/20/2043	22,916	21,804
Ginnie Mae II Pool 4% 8/20/2044	27,621	26,223
Ginnie Mae II Pool 4% 8/20/2045	274,051	256,788
Ginnie Mae II Pool 4% 8/20/2048	1,152,306	1,071,079
Ginnie Mae II Pool 4% 9/20/2040	243,492	233,451
Ginnie Mae II Pool 4% 9/20/2045	3,080	2,886
Ginnie Mae II Pool 4.5% 1/20/2045	2,531	2,455
Ginnie Mae II Pool 4.5% 10/20/2044	2,070	2,008
Ginnie Mae II Pool 4.5% 11/20/2039	1,612	1,587
Ginnie Mae II Pool 4.5% 11/20/2040	125,428	123,370
Ginnie Mae II Pool 4.5% 11/20/2041	1,218	1,197
Ginnie Mae II Pool 4.5% 11/20/2054	9,586,206	9,051,944
Ginnie Mae II Pool 4.5% 2/20/2041	100,035	98,380
Ginnie Mae II Pool 4.5% 2/20/2042	1,506	1,480
Ginnie Mae II Pool 4.5% 3/20/2041	9,904	9,740
Ginnie Mae II Pool 4.5% 3/20/2046	3,646	3,573
Ginnie Mae II Pool 4.5% 4/20/2035	6,492	6,417
Ginnie Mae II Pool 4.5% 4/20/2055	105,180	99,318
Ginnie Mae II Pool 4.5% 5/20/2040	10,803	10,630
Ginnie Mae II Pool 4.5% 5/20/2041	133,154	130,932
Ginnie Mae II Pool 4.5% 5/20/2042	9,155	9,003
Ginnie Mae II Pool 4.5% 5/20/2046	3,640	3,532
Ginnie Mae II Pool 4.5% 5/20/2055	494,771	467,196
Ginnie Mae II Pool 4.5% 6/20/2035	1,209	1,194
Ginnie Mae II Pool 4.5% 6/20/2041	5,584	5,490
Ginnie Mae II Pool 4.5% 6/20/2043	1,880	1,849
Ginnie Mae II Pool 4.5% 6/20/2044	2,363	2,318
Ginnie Mae II Pool 4.5% 9/20/2039	3,031	2,984
Ginnie Mae II Pool 4.5% 9/20/2040	54,279	53,395
Ginnie Mae II Pool 4.5% 9/20/2046	2,627	2,579
Ginnie Mae II Pool 5% 1/20/2055	10,581,551	10,271,726
Ginnie Mae II Pool 5% 12/20/2054	864,669	839,352
Ginnie Mae II Pool 5% 12/20/2054	824,770	801,781
Ginnie Mae II Pool 5% 6/1/2055 (l)	2,950,000	2,862,475
Ginnie Mae II Pool 5.5% 1/20/2055	856,314	854,994
Ginnie Mae II Pool 5.5% 12/20/2054	1,044,584	1,045,585
Ginnie Mae II Pool 5.5% 12/20/2054	297,559	295,682
Ginnie Mae II Pool 5.5% 6/1/2055 (l)	7,150,000	7,100,962
Ginnie Mae II Pool 5.5% 7/1/2055 (l)	7,150,000	7,094,259
Ginnie Mae II Pool 6% 1/20/2055	1,135,841	1,147,742
Ginnie Mae II Pool 6% 12/20/2054	2,266,570	2,292,443
Ginnie Mae II Pool 6% 6/1/2055 (l)	29,150,000	29,433,129
Ginnie Mae II Pool 6% 7/1/2055 (l)	29,150,000	29,388,719
Ginnie Mae II Pool 6.5% 6/1/2055 (l)	3,600,000	3,676,981
Ginnie Mae II Pool 6.5% 7/1/2055 (l)	3,600,000	3,674,450
Ginnie Mae II Pool 7% 2/20/2032	6,881	7,140
Ginnie Mae II Pool 7% 3/20/2032	3,454	3,586
Uniform Mortgage Backed Securities 2% 6/1/2055 (l)	75,850,000	58,958,554
Uniform Mortgage Backed Securities 2% 7/1/2055 (l)	51,575,000	40,111,647
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (l)	14,150,000	11,531,695
Uniform Mortgage Backed Securities 3% 6/1/2055 (l)	3,600,000	3,064,498
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (l)	8,850,000	7,850,223
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (l)	3,175,000	2,815,702
Uniform Mortgage Backed Securities 4% 6/1/2055 (l)	2,300,000	2,108,811
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (l)	3,000,000	2,829,611
Uniform Mortgage Backed Securities 5% 6/1/2055 (l)	8,000,000	7,745,935
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (l)	4,600,000	4,555,441
Uniform Mortgage Backed Securities 6% 6/1/2055 (l)	29,925,000	30,225,420
Uniform Mortgage Backed Securities 6% 7/1/2055 (l)	6,975,000	7,036,032
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (l)	8,950,000	9,190,527
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (l)	2,600,000	2,667,436
TOTAL UNITED STATES		798,099,280
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $822,154,073)		798,099,280

U.S. Treasury Obligations - 4.6%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.61 to 4.88	9,300,000	8,932,359
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	2,624,887	2,497,454
US Treasury Notes 3.75% 4/15/2028	3.69	4,450,000	4,435,746
US Treasury Notes 3.875% 8/15/2034	3.66 to 3.85	6,750,000	6,501,542
US Treasury Notes 4.125% 3/31/2031	4.65	890,000	892,538
US Treasury Notes 4.5% 5/31/2029	4.28	210,000	214,446
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.97	4,960,000	4,841,425
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,989,982)			28,315,510

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $16,116,188)	4.32	16,113,050	16,116,273

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	4,600,000	202,428
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,900,000	167,975
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	2,660,000	103,152
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	2,000,000	79,769
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	2,040,000	61,300
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	790,000	32,207
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	1,900,000	79,441

TOTAL PUT SWAPTIONS			726,272
Call Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	4,600,000	143,845
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,900,000	125,873
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	2,660,000	99,972
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	2,000,000	72,659
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	2,040,000	66,029
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	790,000	29,701
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	1,900,000	69,417

TOTAL CALL SWAPTIONS			607,496
TOTAL PURCHASED SWAPTIONS (Cost $1,415,157)			1,333,768

TOTAL INVESTMENT IN SECURITIES - 159.8% (Cost $1,000,872,061)	975,108,179
NET OTHER ASSETS (LIABILITIES) - (59.8)%	(364,939,642)
NET ASSETS - 100.0%	610,168,537

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(4,150,000)	(3,334,220)
Ginnie Mae II Pool 2.5% 6/1/2055	(13,925,000)	(11,669,626)
Ginnie Mae II Pool 3.5% 6/1/2055	(8,825,000)	(7,855,050)
Ginnie Mae II Pool 5% 6/1/2055	(2,450,000)	(2,377,310)
Ginnie Mae II Pool 5.5% 6/1/2055	(7,150,000)	(7,100,962)
Ginnie Mae II Pool 6% 6/1/2055	(29,150,000)	(29,433,129)
Ginnie Mae II Pool 6.5% 6/1/2055	(3,600,000)	(3,676,981)
Uniform Mortgage Backed Securities 2% 6/1/2055	(62,750,000)	(48,775,864)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(3,200,000)	(2,607,875)
Uniform Mortgage Backed Securities 3% 6/1/2055	(2,200,000)	(1,872,748)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(6,975,000)	(6,187,040)
Uniform Mortgage Backed Securities 4% 6/1/2055	(2,300,000)	(2,108,811)
Uniform Mortgage Backed Securities 5% 6/1/2055	(2,600,000)	(2,517,429)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(4,600,000)	(4,555,441)
Uniform Mortgage Backed Securities 6% 6/1/2055	(29,925,000)	(30,225,420)
Uniform Mortgage Backed Securities 6% 7/1/2055	(4,775,000)	(4,816,782)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(8,900,000)	(9,139,183)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(2,300,000)	(2,359,655)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(180,613,526)

TOTAL TBA SALE COMMITMENTS (Proceeds $180,421,247)		(180,613,526)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.63% and pay annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	4,100,000	(129,642)

Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.63% and receive annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	4,100,000	(55,516)

TOTAL WRITTEN SWAPTIONS			(185,158)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	210	Sep 2025	43,578,281	82,255	82,255

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	312	Sep 2025	34,602,750	(428,423)	(428,423)
CBOT 5 Year US Treasury Note Contracts (United States)	68	Sep 2025	7,364,719	(50,689)	(50,689)
CBOT US Treasury Long Bond Contracts (United States)	19	Sep 2025	2,149,375	(51,396)	(51,396)
CBOT US Treasury Ultra Bond Contracts (United States)	1	Sep 2025	116,281	(1,099)	(1,099)

TOTAL SOLD					(531,607)

TOTAL FUTURES CONTRACTS					(449,352)
The notional amount of futures purchased as a percentage of Net Assets is 7.1%
The notional amount of futures sold as a percentage of Net Assets is 7.3%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760,000	(1,384)	(11,905)	(13,289)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,620,000	(2,950)	(17,038)	(19,988)
CMBX AAA Series 13 Index		Dec 2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly	720,000	(1,311)	(11,744)	(13,055)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	350,000	59,675	(83,500)	(23,825)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	360,000	61,380	(85,566)	(24,186)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	270,000	46,035	(66,648)	(20,613)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	13,640	(20,529)	(6,889)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	250,000	42,625	(64,186)	(21,561)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	350,000	59,675	(98,649)	(38,974)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	130,000	22,165	(36,255)	(14,090)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	70,000	11,935	(15,248)	(3,313)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	140,000	23,870	(34,983)	(11,113)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	5,115	(8,049)	(2,934)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	90,000	15,345	(20,215)	(4,870)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	13,019	(15,798)	(2,779)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	13,019	(13,943)	(924)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	13,019	(12,031)	988
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	150,000	19,529	(18,933)	596
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	17,050	(15,365)	1,685
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	13,019	(11,411)	1,608
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	500,000	38,218	(19,155)	19,063
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	7,644	(3,942)	3,702
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	15,287	(7,766)	7,521
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	45,861	(21,887)	23,974
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	25,505	(13,354)	12,151
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	12,752	(7,148)	5,604
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	13,019	(12,585)	434
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	7,644	(4,971)	2,673
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	16,546	(16,044)	502
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	30,574	(42,833)	(12,259)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	12,752	(14,949)	(2,197)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	50,000	6,376	(7,381)	(1,005)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	400,000	52,077	(58,342)	(6,265)
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	600,000	1,023	(1,122)	(99)

TOTAL BUY PROTECTION							729,748	(893,475)	(163,727)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	5,644	70,760	76,404
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(12,255)	17,178	4,923
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(42,018)	48,142	6,124
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	300,000	(5,252)	4,729	(523)
CMBX AAA Series 15 Index	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(2,888)	3,782	894
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,000,000	(35,015)	26,904	(8,111)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(3,501)	2,585	(916)
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	400,000	(7,003)	12,303	5,300

TOTAL SELL PROTECTION							(102,288)	186,383	84,095
TOTAL CREDIT DEFAULT SWAPS							627,460	(707,092)	(79,632)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	34,128,000	11,909	0	11,909
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	10,900,000	208,211	0	208,211
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	15,397,000	82,531	0	82,531
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	5,931,000	22,544	0	22,544
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	41,153,000	(29,094)	0	(29,094)
TOTAL INTEREST RATE SWAPS							296,101	0	296,101

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,924,984 or 8.8% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Level 3 security
(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,968,854.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $953,525.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $950,087.

(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	84,084,107	192,474,655	260,442,489	1,916,002	-	-	16,116,273	16,113,050	0.0%
Fidelity Securities Lending Cash Central Fund	-	41,930,261	41,930,261	1,174	-	-	-	-	0.0%
Total	84,084,107	234,404,916	302,372,750	1,917,176	-	-	16,116,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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